LOANS - Loan repaid schedule (Details) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Loan repaid according to the schedule
2024	¥ 1,986,534	$ 279,797
2025	40,921	5,764
2026	100,000	14,085
Total long term debt	¥ 2,127,455	$ 299,646